Financial Risk and Insurance Management - Summary of Assets and Liabilities of Exchange Risk (Detail) S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 PEN (S/)
Assets [abstract]
Cash and cash equivalents	S/ 235,745				S/ 241,133				S/ 208,694			S/ 138,771
Trade accounts receivable	1,041,330				904,997				612,994
Other assets	277,716				244,301				275,401
Derivative financial instruments assets	67,472				82,213				82,606
Total assets	7,080,720				7,689,552				6,593,663
Liabilities [abstract]
Loans and borrowings	(3,619,774)				(3,761,582)				(3,348,647)
Lease liabilities	(147,888)				(158,045)				(162,922)			S/ (140,583)
Trade accounts payable	(931,265)				(749,349)				(512,587)
Derivative financial instruments liabilities	(42,370)								(15,317)
Total liabilities	S/ (5,457,780)				S/ (5,912,986)				S/ (5,035,602)
Currency risk [member]
Assets [abstract]
Cash and cash equivalents		$ 14,629	$ 67,383,971	$ 156,086		$ 19,545	$ 68,198,988	$ 101,537		$ 10,026	$ 77,781,245
Trade accounts receivable		2,501	732,206,977	506,029		2,349	592,832,974	573,760		1,214	467,080,290
Other assets		2,033	67,499,144	62,643		1,431	53,926,570	46,428		38,063	41,846,383
Derivative financial instruments assets		16,185		37,005		22,175				21,693
Total assets		35,348	867,090,092	761,763		45,500	714,958,532	721,725		70,996	586,707,918
Liabilities [abstract]
Loans and borrowings		(484,903)	(843,882,862)	(6,863,633)		(572,514)	(713,312,165)	(5,263,563)		(430,734)	(230,983,211)
Lease liabilities		(29,068)	(51,441,394)			(18,335)	(53,098,486)			(20,111)	(43,374,862)
Trade accounts payable		(20,069)	(513,900,964)	(665,868)		(14,122)	(426,350,789)	(340,669)		(8,167)	(297,235,534)
Other accounts payable		(4,740)	(136,340,317)	(484,050)		(26,479)	(308,351,354)	(948,193)		(24,006)	(254,525,182)
Derivative financial instruments liabilities		(1,034)		(210,787)						(4,004)
Total liabilities		(539,814)	(1,545,565,537)	(8,224,338)		(631,450)	(1,501,112,794)	(6,552,425)		(487,022)	(826,118,789)
Liability position, net		$ (504,466)	$ (678,475,445)	$ (7,462,575)		$ (585,950)	$ (786,154,262)	$ (5,830,700)		$ (416,026)	$ (239,410,871)